Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortized intangible assets:
Gross carrying value	$ 18,919	$ 18,618
Accumulated amortization	(13,259)	(11,631)
Net carrying value	5,660	6,987
Unamortized intangible assets:
Mortgage servicing rights	12,738	15,580
Goodwill	25,705	25,637	25,637
Trademark	14	14
MSRs [Member]
Amortized intangible assets:
Gross carrying value	2,906	2,639
Accumulated amortization	(1,664)	(1,410)
Net carrying value	1,242	1,229
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,834	12,834
Accumulated amortization	(9,273)	(8,160)
Net carrying value	3,561	4,674
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	3,179	3,145
Accumulated amortization	(2,322)	(2,061)
Net carrying value	$ 857	$ 1,084